Derivative Financial Instruments (Narrative) (Details) (JPY ¥)	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Derivative Financial Instruments
Weighted average remaining life of currently active cash flow hedges, years				3
Notional amount of interest rate swaps used to hedge interest rate variability	¥ 81,500,000,000
Estimated cash flow hedge gain (loss) reclassified to earnings, net		2,100,000,000
Derivative instruments, offsetting derivative contracts with identical underlying referenced entities, carrying value			19,000,000,000	12,000,000,000
Derivative instruments, offsetting derivative contracts with identical underlying referenced entities, notional value			2,848,000,000,000	2,948,000,000,000
Derivative instruments with credit risk related contingent features in a liability position, fair value			3,500,000,000,000	3,300,000,000,000
Derivative instruments with credit risk related contingent features in a liability position, posted collateral			329,000,000,000	295,000,000,000
Derivative instruments, contingent additional collateral			204,000,000,000	170,000,000,000
Derivative instruments, contingent termination payments			¥ 147,000,000,000	¥ 73,000,000,000